Fees Summary	Jul. 17, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,306,180,000.00
Previously Paid Amount	0.00
Total Fee Amount	199,976.16
Total Offset Amount	0.00
Net Fee	$ 199,976.16